Oct. 31, 2017

AB INTERNATIONAL GROWTH FUND, INC.

-AB International Growth Fund

Supplement dated January 8, 2018 to the Statutory Prospectus dated October 31, 2017 (the “Prospectus”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB International Growth Fund (the “Fund”).

*        *        *         *        *

Effective immediately, the following changes are made to the Fund’s Prospectus:

References in the Prospectus to the Fund’s name are changed to “AB Sustainable International Thematic Fund”.

The “Principal Strategies” section is replaced by the following:

The Fund invests primarily in a focused international portfolio of equity securities of companies that are positively exposed to sustainable investment themes. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of issuers located outside of the United States that the Adviser believes are positively exposed to sustainable investment themes at the time of purchase, and related derivatives.

The Adviser employs a combination of “top-down” and “bottom-up” investment processes with the goal of identifying securities of companies worldwide, fitting into sustainable investment themes. The Adviser identifies through its “top-down” process sustainable investment themes that are broadly consistent with achieving the United Nations Sustainable Development Goals. These themes include climate, health and empowerment and are expected to change over time based on the Adviser’s research. In addition to this “top-down” thematic approach, the Adviser also uses a “bottom-up” analysis of individual companies, focusing on prospective earnings growth, valuation, and quality of company management and on evaluating a company’s exposure to environmental, social and corporate governance (“ESG”) factors. The Adviser emphasizes company-specific positive selection criteria over broad-based negative screens in assessing a company’s exposure to ESG factors.

The Adviser normally considers a large universe of mid- to large-capitalization companies worldwide for investment, but may invest in companies of any size. The Fund invests, under normal circumstances, in the equity securities of companies located in at least three countries (and normally substantially more) other than the United States. The Fund invests in securities of companies in both developed and emerging market countries, with the stock selection process determining the geographic distribution of the Fund’s investments. The Fund may sell securities that no longer meet the investment criteria described above.

Currencies can have a dramatic impact on equity returns, significantly adding to returns in some years and greatly diminishing them in others. Currency and equity positions are evaluated separately. The Adviser may seek to hedge the currency exposure resulting from securities positions when it finds the currency exposure unattractive. To hedge all or a portion of its currency risk, the Fund may, from time to time, invest in currency-related derivatives, including forward currency exchange contracts, futures contracts, options on futures contracts, swaps and options. The Adviser may also seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives.

The Fund may enter into other derivatives transactions, such as options, futures contracts, forwards, and swaps. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of exchange-traded funds (“ETFs”). These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

The following risk factors are added in the section “Principal Risks”:

ESG Risk: Applying ESG and sustainability criteria to the investment process may exclude securities of certain issuers for non-investment reasons and therefore the Fund may forgo some market opportunities available to funds that do not use ESG or sustainability criteria. Securities of companies with ESG practices may shift into and out of favor depending on market and economic conditions, and the Fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria.

Focused Portfolio Risk: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value, or NAV.

The following paragraph is added following the first paragraph in the section “Bar Chart and Performance Information”:

On January 8, 2018, the Fund implemented its current investment policies (previously, the Fund’s investment policies did not emphasize sustainable investment themes) and also changed its name from AB International Growth Fund to AB Sustainable International Thematic Fund. Accordingly, the performance shown below for periods prior to January 8, 2018 is based on the Fund’s prior investment strategies and may not be representative of the Fund’s performance under its current investment policies.